Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 29,861,148	$ 29,092,799
Research and development credits	1,220,115	1,163,616
Nonqualified stock option compensation expense	537,037	374,769
Other temporary book - tax differences	254,813	258,445
Total deferred tax assets	31,873,112	30,889,629
Valuation allowance for deferred tax assets	(31,873,112)	(30,889,629)
Net deferred tax assets